Exeter Fund, Inc.
                                1100 Chase Square
                            Rochester, New York 14604
                                 (716) 325-6880



May  17,  2001

Filing  Room
Securities  &  Exchange  Commission
450  Fifth  Street,  N.W.
Washington,  D.C.   20549


Re:           Exeter  Fund, Inc. (File Nos. 2-92633 and 811-04087) / Rule 497(j)

Dear  Sir  or  Madam:

The registrant hereby certifies, pursuant to paragraph (j) of Rule 497, that the form of the Statement of Additional Information dated March 1, 2001 that would have been filed under paragraph (c) of Rule 497 does not differ from the form of such Statement of Additional Information contained in Post-Effective Amendment No. 37, which was filed electronically under Accession Number 0000751173-01-000016 on February 28, 2001.


Sincerely,

EXETER  FUND,  INC.

/s/  Jodi  L.  Hedberg
Jodi  L.  Hedberg
Corporate  Secretary



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